Schedule of Fixed Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Less depreciation and amortization	$ 739,815	$ 125,704	$ 0
Total fixed assets, net	1,917,460	314,377
Total fixed assets, net			0
Less depreciation	$ (739,815)	$ (125,704)	0
Inventory [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Fixed assets, gross	$ 212,000		0
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Fixed assets, gross	$ 177,000	$ 99,000	0
Vehicles and Trailers [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Fixed assets, gross	$ 60,266	$ 60,266	0
Patent Costs [Member]
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Fixed assets, gross	$ 2,001,000		0
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives	40 years	40 years
Fixed assets, gross	$ 207,009	$ 68,815	$ 0
Equipment Third Party Locations [Member]
Property, Plant and Equipment [Line Items]
Useful lives		5 years
Fixed assets, gross		$ 212,000